Financial and capital risk management (Details 16) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets	$ 4,524	$ 6,634
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets	3,609	4,736
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Financial assets	51	61
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Financial assets	4	77
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Financial assets		1,215
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets	815	538
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 45	$ 7